Other Long-Term Assets (Schedule Of Other Long-Term Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Other Long Term Assets [Abstract]
Equipment costs subject to a deferred revenue arrangement	$ 121	$ 163
Long-term Wireless handset receivables	99	29
Customer equipment financing receivables		2
Credit facility arrangement fees	4	5
Other	76	56
Total other non-current assets	$ 300	$ 255